Shareholder Report, Holdings (Details) - TradersAI Large Cap Equity & Cash ETF	Aug. 31, 2026
First American Government Obligations Fund - Class X, 3.59% [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
Other Assets in Excess of Liabilities [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
Cash & Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%